SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - Officers, employees and consultants [member]	1 Months Ended
Jan. 31, 2020 shares
Subsequent Event [Line Items]
Option Granted Shares	1,011,500
Option vesting period	3 years